Average Annual Total Returns - Victory High Yield VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses, or taxes.) 1 Year	Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses, or taxes.) 5 Years	Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses, or taxes.) 10 Years
Total	7.92%	9.75%	6.76%	5.02%	7.30%	4.01%	4.68%	6.49%	3.99%	7.11%	8.59%	6.80%